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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-21338

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                 VIRTUS ALLIANZGI CONVERTIBLE & INCOME FUND II
                 (FKA ALLIANZGI CONVERTIBLE & INCOME FUND II)
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

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 Angela Borreggine, Vice President, Chief Legal Officer, Counsel and Secretary
                1540 Broadway 16/th/ Floor, New York, NY 10036
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 02/28

               Date of Reporting Period: 07/01/2020 - 06/30/2021

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21338
Reporting Period: 07/01/2020 - 06/30/2021
Virtus AllianzGI Convertible & Income Fund II (fka AllianzGI Convertible & Income Fund II)









============= Virtus AllianzGI Convertible & Income Fund II (fka  ==============
=============       AllianzGI Convertible & Income Fund II)       ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus AllianzGI Convertible & Income Fund II

By:    /s/ George R. Aylward
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George R. Aylward, President

Date:  August 27, 2021